INVESTMENTS, DEBT AND DERIVATIVES - Schedule of Investments and Derivatives Assets (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
At fair value
At fair value		$ 8
At amortized cost
At amortized cost	170	457
Total investments and derivatives	170	465
Non-current	2		[1]
Current	168	465
Other financial assets - VEON Ltd. shares
At fair value
At fair value		8
Indemnity receivable from VEON Amsterdam B.V.
At amortized cost
At amortized cost	40
Loan receivable from VEON Amsterdam B.V.
At amortized cost
At amortized cost		363
Other receivables from VEON Amsterdam B.V.
At amortized cost
At amortized cost	9
Security deposits and cash collateral
At amortized cost
At amortized cost	119	64
Bank deposits
At amortized cost
At amortized cost	2
Other investments
At amortized cost
At amortized cost		$ 30

[1]	*Prior period comparatives have been reclassified to conform with the current period presentation